Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses
	March 31, 2018	December 31, 2017
Prepaid officers’ compensation	$406,766	$445,149
Prepaid directors’ compensation	117,766	147,207
Prepaid marketing expenses		13,750
Other prepaid expenses and current assets	15,069	28,616
Total	$539,601	$634,722

	December 31, 2017	June 30, 2017	June 30, 2016
Prepaid officers’ compensation	$445,149	$521,916	$1,334,261
Prepaid directors’ compensation	147,207	206,090	323,855
Prepaid marketing expenses	13,750	19,250	33,000
Other prepaid expenses and current assets	28,616	27,082	25,435
Total	$634,722	$774,338	$1,716,551